CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2015	$ 2,531,626	$ 33	$ 2	$ 26,771,022	$ (24,239,431)
Balance (in shares) at Dec. 31, 2015		3,268,687	175,000
Common stock issued upon conversion of preferred stock	0	$ 0	$ 0	0	0
Common stock issued upon conversion of preferred stock (in shares)		36,021	(15,000)
Common stock issued for services	63,292	$ 0	$ 0	63,292	0
Common stock issued for services (in shares)		16,667	0
Common stock issued in settlement of convertible notes and accrued interest	1,078,123	$ 5	$ 0	1,078,118	0
Common stock issued in settlement of convertible notes and accrued interest (in shares)		513,392	0
Common stock issued for cash, net of placement costs of $60,918	2,129,082	$ 7	$ 0	2,129,075	0
Common stock issued for cash, net of placement costs of $60,918 (in shares)		625,714	0
Fair value of warrants issued in settlement of convertible debt and accrued interest	3,205,959	$ 0	$ 0	3,205,959	0
Reclassify fair value of liability warrants issued in connection with sale of common stock	(280,777)	0	0	(280,777)	0
Warrants and Options issued for services	1,085,645	0	0	1,085,645	0
Restricted stock units issued in payment of accrued compensation	72,917	0	0	72,917	0
Beneficial conversion feature and warrants issued with convertible notes	0
Net loss	(9,578,630)	0	0	0	(9,578,630)
Balance at Dec. 31, 2016	307,237	$ 45	$ 2	34,125,251	(33,818,061)
Balance (in shares) at Dec. 31, 2016		4,460,481	160,000
Net loss	(3,022,123)
Balance at Dec. 31, 2016	307,237	$ 45	$ 2	34,125,251	(33,818,061)
Balance (in shares) at Dec. 31, 2016		4,460,481	160,000
Common stock and warrants sold for cash	1,550,000	$ 5	$ 0	1,549,995	0
Common stock and warrants sold for cash (in shares)		442,857	0
Common stock issued upon conversion of preferred stock	0	$ 1	$ (1)	0	0
Common stock issued upon conversion of preferred stock (in shares)		128,161	(50,000)
Common stock issued in exchange for exercise of warrants on a cashless basis	0	$ 8	$ 0	(8)	0
Common stock issued in exchange for exercise of warrants on a cashless basis (in shares)		793,317	0
Common stock issued in exchange for exercise of warrants at $0.07 per share	210,000	$ 1	$ 0	209,999	0
Common stock issued in exchange for exercise of warrants at $0.07 per share (in shares)		120,000	0
Common stock issued for services	25,001	$ 0	$ 0	25,001	0
Common stock issued for services (in shares)		6,667	0
Common stock issued in settlement of convertible notes and accrued interest	865,336	$ 5	$ 0	865,331	0
Common stock issued in settlement of convertible notes and accrued interest (in shares)		515,081	0
Loss on settlement of convertible note payable	15,724	$ 0	$ 0	15,724	0
Reclassify fair value of liability warrants issued in connection with sale of common stock	(6,062)	0	0	(6,062)	0
Reclassify fair value of liability warrants exercised	758,911	0	0	758,911	0
Restricted stock units, warrants and options issued for services	1,750,620	0	0	1,750,620	0
Restricted stock units issued in payment of accrued compensation	14,583	0	0	14,583	0
Beneficial conversion feature and warrants issued with convertible notes	812,500	0	0	812,500	0
Net loss	(5,607,839)	0	0	0	(5,607,839)
Balance at Dec. 31, 2017	696,011	$ 65	$ 1	40,121,845	(39,425,900)
Balance (in shares) at Dec. 31, 2017		6,466,564	110,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2014-09 [Member]	0
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2017-11 [Member]	0
Common stock issued upon conversion of preferred stock	0	$ 0	$ 0	0	0
Common stock issued upon conversion of preferred stock (in shares)		13,204	(5,000)
Common stock issued in exchange for exercise of warrants on a cashless basis	0	$ 0	$ 0	0	0
Common stock issued in exchange for exercise of warrants on a cashless basis (in shares)		5,842	0
Common stock issued in exchange for exercise of options on a cashless basis		$ 0	$ 0	0
Common stock issued in exchange for exercise of options on a cashless basis (in shares)		2,169	0
Restricted stock units, warrants and options issued for services	638,025	$ 0	$ 0	638,025	0
Net loss	(2,257,138)	0	0	0	(2,257,138)
Balance at Jun. 30, 2018	2,141,061	$ 65	$ 1	41,521,360	(39,380,365)
Balance (in shares) at Jun. 30, 2018		6,487,779	105,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2014-09 [Member]	80,153	$ 0	$ 0	0	80,153
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2017-11 [Member]	$ 2,984,010	$ 0	$ 0	$ 761,490	$ 2,222,520